SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Loss per Share (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2022 shares	Sep. 30, 2021 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	1,348,477	97,069	122,664	63,752,389
Convertible ratio			1,563
Preferred stock convertible into shares of common stock			62,924,710
Shares of common stock			40,272
Common stock warrants			516
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	38,951	38,751	38,951	11,631
Convertible notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	1,177,305	22,404	497,912
Series Seed Preferred Stock (convertible to common stock)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares				20,714,518
Series A Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	108			5,654,072
Series A-2 Preferred Stock (convertible to common stock)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares				5,932,742
Series CF Preferred Stock (convertible to common stock)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares				836,331
Series A-3 Preferred Stock (convertible to common stock)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares				9,032,330
Series B Preferred Stock (convertible to common stock)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares				20,754,717
Common stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	132,114	35,913	35,801	9,145
Preferred stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares				806,903